UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA November 7, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total: 1,833,951 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 9/30/12

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

Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				  Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole  Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------  ----- ------ -----  ----   -----    ----



Acme Packet Inc.             COMMON    004764106        29897   1748341 SH       X                1,340,915         407,426
AeroVironment Inc.           COMMON    008073108        29236   1246483 SH       X                  951,620         294,863
AGCO Corp.                   COMMON    001084102          761     16032 SH       X                   16,032               0
Allergan, Inc.               COMMON    018490102         1391  15188.14 SH       X                   15,188               0
Amazon.com Inc.              COMMON    023135106         2390      9397 SH       X                    9,397               0
American Express Co.         COMMON    025816109         1767  31069.56 SH       X                   31,070               0
Analogic Corp.               COMMON    032657207        44714    572958 SH       X                  440,069         132,889
Apple Inc.                   COMMON    037833100         3667      5496 SH       X                    5,496               0
Aruba Networks Inc           COMMON    043176106        28967   1288297 SH       X                  988,067         300,230
athenahealth Inc.            COMMON    04685W103        38315    417515 SH       X                  323,616          93,899
Bank of the Ozarks           COMMON    063904106        43325   1256900 SH       X                  962,343         294,557
Bed Bath & Beyond Inc.       COMMON    075896100         1078     17112 SH       X                   17,112               0
Berkshire Hathaway Inc Del CL B NEW    084670702         1442     16352 SH       X                   16,352               0
BJ's Restaurants Inc.        COMMON    09180C106        25241    556583 SH       X                  426,518         130,065
BMC Software Inc.            COMMON    055921100         1061     25575 SH       X                   25,575               0
Boeing Co.                   COMMON    097023105         1260   18097.5 SH       X                   18,098               0
C.H. Robinson Worldwide Inc. COMMON    12541W209          738     12601 SH       X                   12,601               0
CarMax Inc.                  COMMON    143130102         1250     44179 SH       X                   44,179               0
Chicago Bridge & Iron Co. NY REG SH    167250109        17448    458062 SH       X                  354,767         103,295
Chico's FAS Inc.             COMMON    168615102        41491   2291057 SH       X                1,755,304         535,753
Cintas Corp.                 COMMON    172908105         1720     41504 SH       X                   41,504               0
Cloud Peak Energy Inc.       COMMON    18911Q102        21861   1207812 SH       X                  926,107         281,705
Coinstar Inc.                COMMON    19259P300        17756    394744 SH       X                  302,826          91,918
Colfax Corp.                 COMMON    194014106        53568   1460808 SH       X                1,132,078         328,730
CommVault Systems Inc.       COMMON    204166102        31423    535686 SH       X                  410,137         125,549
Comstock Resources Inc.      COMMON    205768203        42786   2327873 SH       X                1,786,170         541,703
Contango Oil & Gas Co.       COMMON    21075N204        26323    535669 SH       X                  410,469         125,200
Cott Corp.                   COMMON    22163N106         4103    519373 SH       X                  398,344         121,029
Danaher Corp.                COMMON    235851102         1444  26171.23 SH       X                   26,171               0
DaVita Inc.                  COMMON    23918K108         1488     14365 SH       X                   14,365               0
DexCom Inc.                  COMMON    252131107        32515   2163311 SH       X                1,657,381         505,930
E.W. Scripps                 COMMON    811054402        31279   2936960 SH       X                2,241,482         695,478
East West Bancorp. Inc.      COMMON    27579R104        26428   1251325 SH       X                  959,991         291,334
EOG Resources Inc.           COMMON    26875P101          928      8278 SH       X                    8,278               0
Express Scripts Holding Co.  COMMON    30219G108         1210     19320 SH       X                   19,320               0
Exxon Mobil Corp.            COMMON    30231G102         1812  19810.13 SH       X                   19,810               0
F5 Networks Inc.             COMMON    315616102          745      7120 SH       X                    7,120               0
FACTSET RESH SYS INC         COMMON    303075105         1154  11972.65 SH       X                   11,973               0
SELECT SECTOR SPDR TR  SBI INT-FINL    81369Y605            9       608 SH       X                      608               0
Fluor Corp.                  COMMON    343412102          811  14393.97 SH       X                   14,394               0
Forward Air Corp.            COMMON    349853101        14743    484817 SH       X                  371,127         113,690
Franklin Electric Co.        COMMON    353514102        29897    494243 SH       X                  378,634         115,609
Franklin Resources Inc.      COMMON    354613101         1360  10856.39 SH       X                   10,856               0
Glacier Bancorp              COMMON    37637Q105        39581   2538861 SH       X                1,945,810         593,051
GNC Holdings Inc.            COMMON    36191G107         1379  35375.56 SH       X                   35,376               0
Google Inc.                  COMMON    38259P508          864      1145 SH       X                    1,145               0
Grand Canyon Education Inc.  COMMON    38526M106        45194   1920712 SH       X                1,471,852         448,860
Greenhill & Co. Inc.         COMMON    395259104        31472    608153 SH       X                  466,386         141,767
Harman International Ind     COMMON    413086109        39368    852850 SH       X                  653,238         199,612
Health Mgmt Assoc Inc New    CL A      421933102        35996   4290395 SH       X                3,291,428         998,967
HMS Holdings Corp.           COMMON    40425J101        33444   1001607 SH       X                  773,039         228,568
Home Depot Inc.              COMMON    437076102         1644   27234.5 SH       X                   27,235               0
IBERIABANK Corp.             COMMON    450828108        36652    800160 SH       X                  617,721         182,439
BARCLAYS BK PLC    IPATH S&P MT ETN    06740C519            7       206 SH       X                      206               0
Ixia                         COMMON    45071R109        38743   2410900 SH       X                1,860,164         550,736
Johnson & Johnson            COMMON    478160104         1457  21150.02 SH       X                   21,150               0
JPMorgan Chase & Co.         COMMON    46625H100         1394  34445.37 SH       X                   34,445               0
Kraft Foods Inc.             COMMON    50075N104         1456  35073.79 SH       X                   35,074               0
LaSalle Hotel Pptys  COM SH BEN INT    517942108        35593   1333579 SH       X                1,020,740         312,839
Macy's Inc.                  COMMON    55616P104         1591  42178.44 SH       X                   42,178               0
McCormick & Co. Inc.         COMMON    579780206         1412  22755.88 SH       X                   22,756               0
MDC Holdings Inc.            COMMON    552676108        42282   1097947 SH       X                  840,220         257,727
MetLife Inc.                 COMMON    59156R108         1146     33244 SH       X                   33,244               0
Microchip Technology Inc.    COMMON    595017104          837     25578 SH       X                   25,578               0
Monro Muffler Brake Inc.     COMMON    610236101        13302    378005 SH       X                  289,977          88,028
Monsanto Co.                 COMMON    61166W101         1465  16098.96 SH       X                   16,099               0
Morningstar Inc.             COMMON    617700109        36922    589424 SH       X                  451,006         138,418
Mosaic Co.                   COMMON    61945C103          539   9360.75 SH       X                    9,361               0
NETGEAR Inc.                 COMMON    64111Q104        40791   1069503 SH       X                  818,675         250,828
NORTHWEST NAT GAS CO         COMMON    667655104        31047    630530 SH       X                  483,590         146,940
Philip Morris International  COMMON    718172109         1404  15535.39 SH       X                   15,535               0
Phillips 66                  COMMON    718546104         1453     31337 SH       X                   31,337               0
Portfolio Recovery Assoc In  COMMON    73640Q105        38063    364479 SH       X                  281,735          82,744
Power Integrations Inc.      COMMON    739276103        12042    395478 SH       X                  303,314          92,164
Precision Drilling Corp. INTLCOMMON    74022D308        11810   1506381 SH       X                1,153,544         352,837
PROSHARES TR II      ULTRASHRT EURO    74347W882            8       394 SH       X                      394               0
PROSHARES TR         ULSH MSCI EURP    74348A301            9       279 SH       X                      279               0
Qualcomm Inc.                COMMON    747525103         1387     22206 SH       X                   22,206               0
Range Resources Corp.        COMMON    75281A109         1462  20921.23 SH       X                   20,921               0
Raymond James Financial Inc. COMMON    754730109         1517  41310.38 SH       X                   41,310               0
Red Robin Gourmet Burgers IncCOMMON    75689M101        22184    680699 SH       X                  521,070         159,629
Redwood Trust REIT           COMMON    758075402        26655   1843345 SH       X                1,413,668         429,677
Rosetta Stone Inc.           COMMON    777780107            0        11 SH       X                       11               0
Royal Gold Inc.              COMMON    780287108         1603     16054 SH       X                   16,054               0
ISHARES TR             RUSSELL 2000    464287655          695      8334 SH       X                    8,334               0
Southwestern Energy Co.      COMMON    845467109         1537     44203 SH       X                   44,203               0
SPDR GOLD Trust            GOLD SHS    78463V107           10        57 SH       X                       57               0
Stifel Financial Corp.       COMMON    860630102        39163   1165561 SH       X                  892,238         273,323
T. Rowe Price Group Inc.     COMMON    74144T108         1212  19151.74 SH       X                   19,152               0
SELECT SECTOR SPDR TR    TECHNOLOGY    81369Y803            6       205 SH       X                      205               0
Teleflex Inc.                COMMON    879369106        36762    534023 SH       X                  412,823         121,200
TEMPUR PEDIC INTL INC        COMMON    88023U101        22945    767648 SH       X                  594,757         172,891
Teva Pharmaceutical Inds Ltd ADR       881624209         1332  32172.48 SH       X                   32,172               0
Texas Roadhouse Inc.         COMMON    882681109        35525   2077514 SH       X                1,591,736         485,778
The Advisory Board Co.       COMMON    00762W107        46749    977406 SH       X                  756,724         220,682
CORPORATE EXECUTIVE BRD CO   COMMON    21988R102        44145    823139 SH       X                  631,462         191,677
The Fresh Market Inc.        COMMON    35804H106        38760    646762 SH       X                  495,511         151,251
Titan International Inc.     COMMON    88830M102        19945   1129380 SH       X                  866,186         263,194
Toll Brothers Inc.           COMMON    889478103         1523     45821 SH       X                   45,821               0
Tootsie Roll Industries Inc. COMMON    890516107        13047    483583 SH       X                  371,019         112,564
Treehouse Foods Inc.         COMMON    89469A104        19057    362984 SH       X                  277,871          85,113
UMB Financial Corp.          COMMON    902788108        32469    666981 SH       X                  510,836         156,145
United Natural Foods Inc.    COMMON    911163103        42025    718998 SH       X                  557,267         161,731
United States Natural Gas    COMMON    912318201           15       709 SH       X                      709               0
United Therapeutics Corp.    COMMON    91307C102        27233    487354 SH       X                  375,649         111,705
VANGUARD SPECIALIZED P  DIV APP ETF    921908844           22       375 SH       X                      375               0
Wabtec Corp.                 COMMON    929740108        15267    190151 SH       X                  145,432          44,719
Waddell & Reed FINL Inc      CL A      930059100        43152   1316812 SH       X                1,009,046         307,766
Walgreen Co.                 COMMON    931422109         1086     29799 SH       X                   29,799               0
Websense Inc.                COMMON    947684106        19593   1251974 SH       X                  959,876         292,098
Western Union                COMMON    959802109          416  22751.84 SH       X                   22,752               0
Zillow Inc.                  COMMON    98954A107        34276    812621 SH       X                  621,912         190,709
Boeing Co.                   CALL      097023905            1      2900 SH       X                    2,900               0
Johnson & Johnson            CALL      478160904            6      6300 SH       X                    6,300               0
JPMorgan Chase & Co.         CALL      46625H900            0      5000 SH       X                    5,000               0

                                                    1,833,951




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